Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2021	2022
	$	$
At cost:
Computer and network equipment	1,516	1,592
Office equipment	1,118	1,318
Motor vehicles	185	171
Production equipment	312	466
	3,131	3,547
Less: accumulated depreciation	(2,407)	(2,523)

	724	1,024

Depreciation expense from continuing operations was $79, $114 and $346 for the years ended December 31, 2020, 2021 and 2022, respectively. Certain fully depreciated computer equipment and related peripherals were disposed in the year 2021.

	For the years ended December 31,
	2020	2021	2022
	$	$	$
Cost of revenues	-	-	145
Sales and marketing expenses	1	-	26
General and administrative expenses	13	44	155
Research and development expenses	65	70	20

	79	114	346